Segment Reporting (Details) - Schedule of Major Suppliers Purchases - USD ($)	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers	$ 25,943,353	$ 78,902,955		$ 53,168,205
Supplier A [Member]
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers				9,586,155
Supplier B [Member]
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers	4,722,466	10,562,686		15,551,014
Supplier C [Member]
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers	3,064,076	15,496,731			[1]
Supplier D [Member]
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers	2,964,493		[1]		[1]
Supplier E [Member]
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers	3,005,258		[1]		[1]
Supplier F [Member]
Segment Reporting (Details) - Schedule of Major Suppliers Purchases [Line Items]
Major suppliers	$ 10,474,295		[1]

[1]	The purchase from this supplier is not over 10% of total purchase of the Company.